Related party transactions - General (Details) - USD ($)								1 Months Ended								12 Months Ended
	Nov. 01, 2016	Oct. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Apr. 01, 2015	Aug. 01, 2014	May 12, 2014	Oct. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GasLog Ltd. | Commercial management fee | GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd.
Related Party Transactions.
Annual fee per vessel							$ 360,000
GasLog Ltd. | Commercial management fee | GAS-seven Ltd.
Related Party Transactions.
Annual fee per vessel	$ 360,000														$ 540,000
GasLog Ltd. | Commercial management fee | GAS-eight Ltd.
Related Party Transactions.
Annual fee per vessel											$ 360,000
GasLog Ltd. | Commercial management fee | GAS-eleven Ltd.
Related Party Transactions.
Annual fee per vessel										$ 360,000
GasLog Ltd. | Commercial management fee | GAS-thirteen Ltd.
Related Party Transactions.
Annual fee per vessel									$ 360,000
GasLog Ltd. | Commercial management fee | GAS-fourteen Ltd.
Related Party Transactions.
Annual fee per vessel								$ 360,000
GasLog Ltd. | Commercial management fee | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions.
Annual fee per vessel														$ 360,000
GasLog Ltd. | Commercial management fee | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions.
Annual fee per vessel													$ 360,000
GasLog Ltd. | Commercial management fee | GAS-twenty seven Ltd.
Related Party Transactions.
Annual fee per vessel												$ 360,000
GasLog Ltd. | Administrative services fee
Related Party Transactions.
Annual fee per vessel							$ 588,000									$ 608,000	$ 812,000	$ 632,000
Termination notice period							90 days
GasLog Ltd. | Management fees and other vessel management expenses | GAS-eleven Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel				$ 46,000
GasLog Ltd. | Management fees and other vessel management expenses | GAS-thirteen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel			$ 46,000
GasLog Ltd. | Management fees and other vessel management expenses | GAS-fourteen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel		$ 46,000
GasLog Ltd. | Omnibus Agreement
Related Party Transactions.
Maximum term of charter related to certain rights of first offer							5 years
GasLog LNG Services | Construction supervision fees | GAS-eleven, GAS-thirteen and GAS-fourteen Ltd. | Minimum
Related Party Transactions.
Site inspection monthly charge						$ 12,500
GasLog LNG Services | Construction supervision fees | GAS-eleven, GAS-thirteen and GAS-fourteen Ltd. | Maximum
Related Party Transactions.
Site inspection monthly charge						$ 18,500
GasLog LNG Services | Management fees and other vessel management expenses | GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel							$ 46,000
Superintendent fee per day upon threshold number of days							$ 1,000
Threshold number of days for superintendent fee							25 days
GasLog LNG Services | Management fees and other vessel management expenses | GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd. | Maximum
Related Party Transactions.
Annual incentive bonus							$ 72,000
GasLog LNG Services | Management fees and other vessel management expenses | GAS-seven Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel					$ 46,000
GasLog LNG Services | Management fees and other vessel management expenses | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel														$ 46,000
GasLog LNG Services | Management fees and other vessel management expenses | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel													$ 46,000
GasLog LNG Services | Management fees and other vessel management expenses | GAS-twenty seven Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel												$ 46,000